Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 258,300	$ 372,695
Work in process	26,695	30,817
Finished goods	676,178	840,812
Inventories	$ 961,173	$ 1,244,324